Fair value hierarchy	12 Months Ended
Mar. 31, 2018
Disclosure of fair value measurement of assets [abstract]
Fair value hierarchy
35.	Fair value hierarchy

The following is the hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

•Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•Level 3 - Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

No financial assets/liabilities have been valued using level 3 fair value measurements.

The following table presents fair value hierarchy of assets and liabilities measured at fair value on a recurring basis:

	Fair value measurements at reporting date using					Valuation techniques and key inputs
March 31, 2018	Total		Level 1		Level 2
Assets
Derivative assets
Forward contracts	$		$		$-	Derivative instruments classified in Level 2, are valued based on inputs that are directly or indirectly observable in the market place.
Available for sale financial assets
Mutual funds		259,352		259,352	-	Available for sale financial assets classified in Level 1 above are valued on the basis of quoted rates available from securities markets in India.
Listed securities		138,682		138,682	-	Available for sale financial assets classified in Level 1 above are valued on the basis of quoted rates available from securities market in India.

Liabilities
Derivative liabilities
Forward contracts		-		-	-	Derivative instruments classified in Level 2, are valued based on inputs that are directly or indirectly observable in the market place.

	Fair value measurements at reporting date using
March 31, 2017	Total	Level 1	Level 2
Assets
Derivative assets
Forward contracts	$-	$-	$-	Derivative instruments classified in Level 2, are valued based on inputs that are directly or indirectly observable in the market place.
Available for sale financial assets
Mutual funds	243,751	243,751	-	Available for sale financial assets classified in Level 1 are valued on the basis of quoted rates available from securities markets in India.
Listed securities	108,036	108,036	-	Available for sale financial assets classified in Level 1 are valued on the basis of quoted rates available from securities market in India.

Liabilities
Derivative liabilities
Forward contracts	-	-	-	Derivative instruments classified in Level 2, are valued based on inputs that are directly or indirectly observable in the market place.